ALPS SERIES TRUST

Beacon Accelerated Return Strategy Fund

Beacon Planned Return Strategy Fund

Supplement dated August 15, 2022

to the Funds’ Prospectus and Statement of Additional Information

dated January 28, 2022

Effective August 15, 2022, Erman Civelek is no longer a Portfolio Manager of the Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund (the “Funds”). Accordingly, all references to Erman Civelek in the Funds’ Prospectus and Statement of Additional Information are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.